UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2006



                          Check here if Amendment [X]

                        This Amendment No. 2 (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 13, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED NOR GRANTED.

ON FEBRUARY 13, 2007, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD") REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDING ON DECEMBER 31, 2006 TO THE SECURITIES AND EXCHANGE COMMISSION.


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Member, General Partner

       of Wynnefield Capital, Inc.

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  May 15, 2008



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 1

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: 40,809,000



List of Other Included Managers:



No.	Name					Form 13F File Number

1	Wynnefield Capital, Inc.		28-7006



-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  -------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
AVALON HOLDINGS CORP     COM       05343P109   84        11700      SH          OTHER     FILER+NO.1    11700
BEXIL CORP               COM       088577101   460       13900      SH          OTHER     FILER+NO.1    13900
CAGLES INC               COM       127703106   1690      207400     SH          OTHER     FILER+NO.1    207400
CAL MAINE FOODS INC      COM NEW   128030202   1042      121500     SH          OTHER     FILER+NO.1    121500
COMM VEHICLE GRP INC     COM       202608105   7442      341389     SH          OTHER     FILER+NO.1    341389
DEVCON INT'L CORP        COM       251588109   143       25000      SH          OTHER     FILER+NO.1    25000
GAMMON LAKE RSRCS INC    COM       364915108   163       10000      SH          OTHER     FILER+NO.1    10000
GOLD FIELDS LD NEW       SPNSD     38059T106   13216     70000      SH          OTHER     FILER+NO.1    70000
                         ADR
GOLDCORP INC             COM       38059T106   2560      90000      SH          OTHER     FILER+NO.1    90000
GOLDLEAF FINANCIAL       COM NEW   38144H208   3643      622803     SH          OTHER     FILER+NO.1    622803
SOLUTIONS INC
I-MANY INC               COM       44973Q103   169       100000     SH          OTHER     FILER+NO.1    100000
LIBERTY GLOBAL INC       COM SER A 530555101   350       11995      SH          OTHER     FILER+NO.1    11995
LIBERTY GLOBAL INC       COM SER C 530555309   343       12265      SH          OTHER     FILER+NO.1    12265
NAPCO SECURITY           COM       630402105   255       43398      SH          OTHER     FILER+NO.1    43398
SYSTEMS INC
NEOMAGIC CORP            COM NEW   640497202   90        15400      SH          OTHER     FILER+NO.1    15400
NEVSUN RESOURCES LTD     COM       64156L101   71        32500      SH          OTHER     FILER+NO.1    32500
NEWCASTLE INVSTMT CORP   COM       65105M108   313       10000      SH          OTHER     FILER+NO.1    10000
PRICESMART INC           COM       741511109   1258      70258      SH          OTHER     FILER+NO.1    70258
PROQUEST COMPANY         COM       74346P102   3449      330000     SH          OTHER     FILER+NO.1    330000
PSB BANCORP, INC         COM       693604100   196       12000      SH          OTHER     FILER+NO.1    12000
SUMTOTAL SYSTEMS INC     COM       866615107   61        10000      SH          OTHER     FILER+NO.1    10000
WILSHIRE                 COM       971889100   68        15000      SH          OTHER     FILER+NO.1    15000
ENTERPRISES INC
WINTHROP REALTY TRUST    SH BEN    976391102   253       36991      SH          OTHER     FILER+NO.1    36991
                         INT



==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes